Additional Financial Information of Parent Company Schedule I (Details) - $ / shares	Dec. 31, 2016	Dec. 31, 2015
Shareholders' Equity:
Ordinary shares, par value ( in dollars per share)	$ 0.0005	$ 0.0005
Ordinary shares, shares authorized	1,000,000,000	1,000,000,000
Ordinary shares, shares issued	193,720,706	179,586,759
Ordinary shares, shares outstanding	193,720,706	179,586,759
Parent Company
Shareholders' Equity:
Ordinary shares, par value ( in dollars per share)	$ 0.0005	$ 0.0005
Ordinary shares, shares authorized	1,000,000,000	1,000,000,000
Ordinary shares, shares issued	193,720,706	179,586,759
Ordinary shares, shares outstanding	193,720,706	179,586,759